Insurance Contracts_Exposure To Non life Insurance Price Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-life insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	₩ 6,383,735	₩ 5,651,364
Reinsurance assumed	79,429	101,613
Reinsurance ceded	(1,100,622)	(987,893)
Total	5,362,542	4,765,084
General Insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	1,088,791	999,348
Reinsurance assumed	79,429	101,613
Reinsurance ceded	(663,750)	(579,922)
Total	504,470	521,039
Automobile insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	2,491,412	2,101,780
Reinsurance assumed	0	0
Reinsurance ceded	(21,433)	(40,067)
Total	2,469,979	2,061,713
Long-term Insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	2,803,532	2,550,236
Reinsurance assumed	0	0
Reinsurance ceded	(415,439)	(367,904)
Total	₩ 2,388,093	₩ 2,182,332